Putnam Investments
One Post Office Square
Boston, MA 02109
July 31, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Mortgage Opportunities Fund, a series of Putnam Funds Trust (the “Trust”) (Reg. No. 33- 515)
(811- 07513)
Post-Effective Amendment No. 215 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed to include the disclosure set forth in Appendix A to the Fund's prospectus (Supplemental Performance Information of Similar Accounts) and to provide financial information relating to the Fund's fiscal period ended May 31, 2015.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 18939.

Very truly yours,

James F. Clark
Associate General Counsel

cc:	Bryan Chegwidden, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP